Other income (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other income
Grant income		€ 76	€ 267
Other income		4	7
Total other income	€ 74	€ 80	€ 274